FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income
Interest income from cash and cash equivalents, including restricted cash	$ 500	$ 2,500	$ 2,700
Exchange rate adjustments, including gain from forward exchange rate contracts		300	600
Total	536	2,796	3,302
Financial expenses
Interest expenses on mortgage and bank debt	47,100	39,300	35,700
Exchange rate adjustments, including loss from forward exchange rate contracts	1,000	200	100
Commitment fee	1,500	1,900	2,600
Other financial expenses	300	500	900
Total	49,914	41,881	39,345
Total financial items	$ (49,400)	$ (39,100)	$ (36,000)